SUBSEQUENT EVENTS (Details)	Oct. 15, 2025 D $ / shares	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
SUBSEQUENT EVENTS
Common stock, par value		$ 0.00001	$ 0.00001	$ 0.00001
Senior Secured Convertible Note
SUBSEQUENT EVENTS
Conversion price per share		1.98
Minimum volume weighted average price		1.98
Minimum average daily trading volume		$ 300,000
Subsequent event | Senior Secured Convertible Note
SUBSEQUENT EVENTS
Conversion price per share	$ 0.6
Threshold trading days prior to conversion | D	20
Minimum volume weighted average price	$ 0.75
Minimum average daily trading volume	$ 200,000